Basis of preparation (Policies)	3 Months Ended
Mar. 31, 2022
Basis of preparation [Abstract]
Basis of preparation
The accompanying Consolidated Condensed Interim Financial Statements represent the consolidated results of the Company and its subsidiaries.
The Company’s annual consolidated financial statements as of December 31, 2021, were approved by the Board of Directors on February 25, 2022.
These Consolidated Condensed Interim Financial Statements are presented in accordance with International Accounting Standards (“IAS”) 34, “Interim Financial Reporting”. In accordance with IAS 34, interim financial information is prepared solely in order to update the most recent annual consolidated financial statements prepared by the Company, placing emphasis on new activities, occurrences and circumstances that have taken place during the three-month period ended March 31, 2022, and not duplicating the information previously published in the annual consolidated financial statements for the year ended December 31, 2021. Therefore, the Consolidated Condensed Interim Financial Statements do not include all the information that would be required in a complete set of consolidated financial statements prepared in accordance with the IFRS-IASB (“International Financial Reporting Standards-International Accounting Standards Board”). In view of the above, for an adequate understanding of the information, these Consolidated Condensed Interim Financial Statements must be read together with Atlantica’s consolidated financial statements for the year ended December 31, 2021 included in the 2021 20-F.

In determining the information to be disclosed in the notes to the Consolidated Condensed Interim Financial Statements, Atlantica, in accordance with IAS 34, has taken into account its materiality in relation to the Consolidated Condensed Interim Financial Statements.

The Consolidated Condensed Interim Financial Statements are presented in U.S. dollars, which is the Company’s functional and presentation currency. Amounts included in these Consolidated Condensed Interim Financial Statements are all expressed in thousands of U.S. dollars, unless otherwise indicated.

In January 2021 the Company closed the acquisition of Rioglass increasing its stake to 57.5%. The Company initially classified the investment as held for sale in the Consolidated Condensed Interim Financial Statements for the period ended March 31, 2021. Nevertheless, the accounting requirements of IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, to classify the investment as held for sale were no longer fulfilled from the second quarter of 2021 given that the sale was no longer considered highly probable. Accordingly, as prescribed in IFRS 5, the investment was fully consolidated from the acquisition date in January 2021. As a result, the consolidated condensed income statement and cash flow statement for the three-month period ended March 31, 2021 have been restated in these Consolidated Interim Financial Statements, to conform to the current period presentation.

These Consolidated Condensed Interim Financial Statements were approved by the Board of Directors of the Company on May 5, 2022.

Application of new accounting standards
Application of new accounting standards
a)	Standards, interpretations and amendments effective from January 1, 2022 under IFRS-IASB, applied by the Company in the preparation of these Consolidated Condensed Interim Financial Statements:

The applications of these amendments have not had any impact on these Consolidated Condensed Interim Financial Statements.
b)	Standards, interpretations and amendments published by the IASB that will be effective for periods beginning on or after January 1, 2023:

The Company does not anticipate any significant impact on the Consolidated Condensed Interim Financial Statements derived from the application of the new standards and amendments that will be effective for annual periods beginning on or after January 1, 2023, although it is currently still in the process of evaluating such application.

The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Use of estimates
Use of estimates
Some of the accounting policies applied require the application of significant judgment by management to select the appropriate assumptions to determine these estimates. These assumptions and estimates are based on the Company´s historical experience, advice from experienced consultants, forecasts and other circumstances and expectations as of the close of the financial period. The assessment is considered in relation to the global economic situation of the industries and regions where the Company operates, taking into account future development of its businesses. By their nature, these judgments are subject to an inherent degree of uncertainty; therefore, actual results could materially differ from the estimates and assumptions used. In such cases, the carrying values of assets and liabilities are adjusted.
The most critical accounting policies, which require significant management estimates and judgment are as follows:
●	Assessment of contracted concessional agreements.

●	Impairment of contracted concessional assets.

●	Assessment of control.

●	Derivative financial instruments and fair value estimates.

●	Income taxes and recoverable amount of deferred tax assets.

As of the date of preparation of these Consolidated Condensed Interim Financial Statements, no relevant changes in estimates made are anticipated and, therefore, no significant changes in the value of assets and liabilities recognized at March 31, 2022, are expected.
Although these estimates and assumptions are being made using all available facts and circumstances, it is possible that future events may require management to amend such estimates and assumptions in future periods. Changes in accounting estimates are recognized prospectively, in accordance with IAS 8, in the consolidated income statement of the period in which the change occurs.